Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Schedule of Company's Charter Revenues	For the six months ended June 30, Charterer 2024 2023 Cargill International SA * 16% *Less than 10%
Schedule of Other Fair Value Measurements

December 31,
2023
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 20,729 $ 20,729 $ $
Investments in related party 8,315 8,138 177
Interest rate swap, asset 129 129
Total

recurring fair value measurements
$ 29,173 $ 28,867 $ 129 $ 177
Non-recurring fair value measurements
Equity method investments $ 4,519 $ $ 4,519
Long-lived assets held for use 7,809 7,809
Total

non-recurring fair value measurements
$ 12,328 $ 7,809 $ 4,519
Liabilities
Recurring fair value measurements
Warrant liability $ 6,332 $ 6,332 $
Interest rate swap, liability 568 568
Total

recurring fair value measurements
$ 6,900 $ 6,332 $ 568
June 30, 2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities
Investments in related party $ 6,968 $ 6,788 $ - $ 180
Interest rate swap, asset 148 148
Total

recurring fair value measurements
$ 7,116 $ 6,788 $ 148 $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 9,286 $ 9,286 $ -
Interest rate swap, liability 226 226
Total

recurring fair value measurements
$ 9,512 $ 9,286 $ 226